Leases - Lease cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Cost [Abstract]
Amortization of ROU assets	$ 1,701
Interest on lease liabilities	1,194
Operating lease cost	30,664
Short-term lease cost	252
Variable lease cost	97
Sublease Income	(113)
Total lease cost	$ 33,795